Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (15,464,432)		$ (18,604,910)
A Place For Rover INC
Net loss	(2,806,000)	$ (18,079,000)	(13,397,000)	$ (38,624,000)	$ (57,485,000)	$ (51,714,000)	$ (64,677,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	8,000	(281,000)	29,000	(140,000)	148,000	117,000	(12,000)
Unrealized gain (loss) on available-for-sale securities		155,000		40,000	(64,000)	71,000	23,000
Other comprehensive income	8,000	(126,000)	29,000	(100,000)	84,000	188,000	11,000
Comprehensive loss	$ (2,798,000)	$ (18,205,000)	$ (13,368,000)	$ (38,724,000)	$ (57,401,000)	$ (51,526,000)	$ (64,666,000)